Intangible Assets (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 8,954	$ 9,011
Goodwill acquired		14
Disposal		(57)
Other	(27)	(14)
Goodwill, Ending Balance	8,927	8,954
Wholesale Banking and Commercial Real Estate [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,605	1,605
Goodwill acquired		0
Disposal		0
Other	0	0
Goodwill, Ending Balance	1,605	1,605
Consumer and Small Business Banking [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	3,535	3,526
Goodwill acquired		9
Disposal		0
Other	(21)	0
Goodwill, Ending Balance	3,514	3,535
Wealth Management and Securities Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,463	1,515
Goodwill acquired		5
Disposal		(57)
Other	0	0
Goodwill, Ending Balance	1,463	1,463
Payment Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	2,351	2,365
Goodwill acquired		0
Disposal		0
Other	(6)	(14)
Goodwill, Ending Balance	2,345	2,351
Treasury and Corporate Support [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	0	0
Goodwill acquired		0
Disposal		0
Other	0	0
Goodwill, Ending Balance	$ 0	$ 0